ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure
4. ACCOUNTS RECEIVABLE, NET

	At December 31,
	2016	2017
Accounts receivables
– from EPC services (billed)	$-	$7,091,310
– from EPC services (unbilled)	-	1,835,203
– from solar power project assets	8,919	7,124,003
– from electricity revenue generation(1)	77,029	7,184,721
– others	-	76,849

Allowance for doubtful accounts	-	-
Accounts receivable, net	$85,948	$23,312,086

(1)	Accounts receivables from electricity revenue generation includes the receivables from the sales of green certificates.

ALLOWANCES FOR DOUBTFUL RECEIVABLES

The Company establishes an allowance for doubtful accounts primarily based on factors surrounding the credit risk of specific customers.

The Company did not make provision for doubtful debts during the years ended December 31, 2015, 2016 or 2017.

As of December 31, 2016 and 2017, no individual customer has greater than 10% of the accounts receivable.